Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Life	3 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Leasehold improvement, description	Shorter of useful life or lease term